Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events

11.	Subsequent Events
The Plan has evaluated subsequent events through June 17, 2026, and there were no additional subsequent events that require recognition or additional disclosure in these financial statements.